Composition of Certain Financial Statement Items - Summary Of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 56,121	$ 34,957	$ 96,631	$ 67,733	$ 146,490	$ 144,515	$ 92,030
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	51,109	32,347	86,219	62,638	$ 131,571	$ 130,184	$ 81,408
Rest of World [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 5,012	$ 2,610	$ 10,412	$ 5,095